Schedule IV - Reinsurance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reinsurance [Line Items]
Life insurance in force, Gross Aamount	$ 144,778,793	[1]	$ 140,653,839	[1]	$ 139,408,962	[1]
Life insurance in force, Ceded to Other Companies	738,935	[1],[2]	722,577	[1],[2]	744,213	[1],[2]
Life insurance in force, Assumed from Other companies	4,414,247	[1]	4,743,222	[1]	1,898,360	[1]
Life insurance in force, Net Amount	148,454,105	[1]	144,674,484	[1]	140,563,109	[1]
Life insurance in force, Percentage of Amount Assumed to Net	3.00%	[1]	3.30%	[1]	1.40%	[1]
Gross Amount	2,607,058	[1]	2,608,997	[1]	2,570,901	[1]
Ceded to Other Companies	7,001	[1],[2]	7,287	[1],[2]	7,403	[1],[2]
Assumed from Other Companies	31,311	[1]	23,419	[1]	18,172	[1]
Net Amount	2,631,368	[1]	2,625,129	[1]	2,581,670	[1]
Percentage of Amount Assumed to Net	1.20%	[1]	0.90%	[1]	0.70%	[1]
Policy charges	24,950,000		26,629,000		28,435,000
Life Insurance [Member]
Reinsurance [Line Items]
Gross Amount	1,675,307	[1],[3]	1,618,973	[1]	1,550,434	[1]
Ceded to Other Companies	4,716	[1],[2],[3]	4,684	[1],[2]	4,647	[1],[2]
Assumed from Other Companies	31,311	[1],[3]	23,419	[1]	18,172	[1]
Net Amount	1,701,902	[1],[3]	1,637,708	[1]	1,563,959	[1]
Percentage of Amount Assumed to Net	1.80%	[1],[3]	1.40%	[1]	1.20%	[1]
Health Insurance [Member]
Reinsurance [Line Items]
Gross Amount	931,751	[1]	990,024	[1]	1,020,467	[1]
Ceded to Other Companies	2,285	[1],[2]	2,603	[1],[2]	2,756	[1],[2]
Assumed from Other Companies	0	[1]	0	[1]	0	[1]
Net Amount	$ 929,466	[1]	$ 987,421	[1]	$ 1,017,711	[1]
Percentage of Amount Assumed to Net	0.00%	[1]	0.00%	[1]	0.00%	[1]

[1]	Excludes policy charges of $24,950, $26,629, and $28,435, in each of the years 2011, 2010, and 2009, respectively.
[2]	No amounts have been netted against ceded premium
[3]	Amounts have been retroactively adjusted for stock split described in Note 1.